NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Average exchange rates for year | Renminbi
Exchange rate at year end	622.45%	614.43%	619.83%
Average exchange rates for year | Hong Kong dollars
Exchange rate at year end	775.21%	775.56%	775.73%
Renminbi
Exchange rate at year end	649.36%	611.90%	609.69%
Hong Kong dollars
Exchange rate at year end	775.10%	775.67%	775.46%